Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

	Vertically Integrated Utilities	AEP River Operations	Generation and Marketing	AEP Consolidated
	(in millions)
Balance as of December 31, 2012	$37	$39	$15	$91
Impairment Losses	—	—	—	—
Balance as of December 31, 2013	37	39	15	91
Impairment Losses	—	—	—	—
Balance as of December 31, 2014	$37	$39	$15	$91

Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class

		December 31,
		2014		2013
	Amortization Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(in years)	(in millions)
Acquired Customer Contracts	5	$58	$53	$58	$48